24. DEFINED BENEFITS PLANS (Details 2)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefits Plans Details 2
Discount rate	4.00%	5.00%	6.00%
Salaries increase	1.00%	1.00%	2.00%
Average inflation	15.00%	21.00%	32.00%